Investing Activities (Details 1) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Jan. 31, 2011	Aug. 31, 2010	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 31, 2010
Investing Activities (Textuals)
Percentage of after-tax discount rate to reflect the risk associated with operating in Venezuela				0.00%	20.00%
Dividend and distributions received from companies accounted by equity method				$ 193	$ 291	$ 167
Equity method investment sold carrying amount			107
Payment received from Equity method investment sold	$ 11	$ 30	$ 13
Number of installment payments							6